Dispositions, Assets Held for Sale and Discontinued Operations (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Sellers financing	$ (12,000)	$ 0	$ (1,470)
Deposited in Section 1031 escrow	$ 46,201